Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net Income	$ 141,148	$ 144,873	$ 132,639
Defined benefit pension plans (Notes 5 and 9):
Net actuarial gain (loss)	(107,661)	62,214	(46,409)
Amortization of prior service cost	220	220
Amortization of transition obligation			538
Amortization of net actuarial loss	14,667	21,190	15,870
Prior service cost	(4,130)		(1,502)
Regulatory adjustment	86,991	(76,651)	26,518
Net defined benefit pension plans	(9,913)	6,973	(4,985)
Forward-starting interest rate swaps:
Unrealized/realized gain (loss) (Notes 5 and 12)			1,834
Amounts reclassified into net income (Notes 5 and 12)	2,073	2,074	1,737
Net forward-starting interest rate swaps	2,073	2,074	3,571
Foreign currency translation adjustments	(659)
Total other comprehensive income (loss), net of tax	(8,499)	9,047	(1,414)
Comprehensive income	132,649	153,920	131,225
Comprehensive income (loss) attributable to noncontrolling interests		(447)	(692)
Comprehensive income attributable to Southwest Gas Corporation	$ 132,649	$ 154,367	$ 131,917